UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 540,912
690	5.125%, 1/01/37	1/15 at 100.00	Caa1	466,150
1,490	Total Consumer Discretionary			1,007,062
	Consumer Staples – 4.9% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,035	4.500%, 6/01/23	6/17 at 100.00	B1	1,899,489
12,105	4.750%, 6/01/34	6/17 at 100.00	B2	8,835,073
4,950	5.000%, 6/01/41	6/17 at 100.00	B2	3,624,935
19,090	Total Consumer Staples			14,359,497
	Education and Civic Organizations – 12.4% (8.5% of Total Investments)
1,335	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	1,366,306
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,026,470
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	10/13 at 100.00	BBB	2,000,180
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	506,305
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB	1,012,010
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	3,650,914
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	2,302,987
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	123,838
	2004L, 5.125%, 7/01/22 – NPFG Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1	1,315,001
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	2,781,800
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,571,625
	Series 2010C, 5.250%, 7/01/32
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	2,449,700
	Option Bond Trust 3922, 13.681%, 7/01/19 (IF)
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A	1,546,697
	5.000%, 7/01/16 – FGIC Insured
750	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	764,565
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
430	5.000%, 7/01/32	7/21 at 100.00	BBB+	423,266
285	5.000%, 7/01/37	7/21 at 100.00	BBB+	274,968
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	1,336,816
	2013D, 5.000%, 7/01/43
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	231,366
400	5.000%, 7/01/19	No Opt. Call	AA	465,080
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	2,091,020
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
675	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	702,338
	5.000%, 12/01/25
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	459,104
	5.000%, 12/01/30
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	924,193
	5.750%, 12/01/27 (Alternative Minimum Tax)
3,370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	3,234,391
	4.250%, 12/01/25 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
445	12.039%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	299,254
1,000	12.176%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	604,400
290	12.536%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	165,567
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,145,054
	Bond Trust PA-4643, 20.127%, 6/01/30 (IF) (4)
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	180,290
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
1,045	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.083%,	No Opt. Call	AA–	1,181,665
	5/01/21 (IF) (4)
35,460	Total Education and Civic Organizations			36,137,170
	Financials – 1.8% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	5,234,900
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 22.1% (15.2% of Total Investments)
3,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	3,072,007
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42 (WI/DD,
	Settling 8/01/13)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	1,001,020
	2004A, 5.750%, 2/15/34
2,090	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,144,236
	2005A, 5.000%, 2/15/25
2,620	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	2,685,814
	Series 2008A, 5.000%, 7/01/27
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	1,299,926
	Tender Option Bond Trust 3018, 19.011%, 7/01/38 – AGC Insured (IF) (4)
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	1,041,380
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,027,620
	University Hospital, Series 2007, 5.750%, 7/01/37
510	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	538,127
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
1,655	5.250%, 7/01/31	7/23 at 100.00	BBB	1,587,228
795	5.500%, 7/01/43	7/23 at 100.00	BBB	758,557
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,818,513
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,279,054
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	403,048
	Hospital, Series 2005A, 5.500%, 7/01/36
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	686,104
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	615,633
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
500	3.750%, 7/01/27	No Opt. Call	A3	455,935
2,575	5.000%, 7/01/31	7/22 at 100.00	A3	2,625,934
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,482,405
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,168,870
1,760	5.000%, 7/01/26	7/22 at 100.00	A	1,836,490
660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	662,792
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
3,505	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	3,529,886
	2007-I, 5.000%, 7/01/38 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,506,198
1,585	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,522,725
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	3,228,604
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,871,635
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,456,377
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	1,263,105
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
2,550	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	9/13 at 100.00	N/R	2,485,715
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,
	Series 2003:
535	5.500%, 7/01/23	10/13 at 100.00	Ba2	535,482
3,300	5.500%, 7/01/33	10/13 at 100.00	Ba2	3,301,716
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	684,640
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,400,871
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,273,374
3,275	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/14 at 100.00	Aa1	3,292,390
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
64,150	Total Health Care			64,543,411
	Housing/Multifamily – 2.0% (1.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,935,591
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,101,618
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/13 at 100.00	Aa2	2,746,330
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
5,623	Total Housing/Multifamily			5,783,539
	Housing/Single Family – 3.7% (2.5% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	10,384,197
	Series 2011A, 4.450%, 10/01/25
305	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	302,133
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
10,305	Total Housing/Single Family			10,686,330
	Long-Term Care – 3.3% (2.2% of Total Investments)
1,660	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,540,613
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB–	1,133,685
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,575	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/14 at 100.00	Aa3	2,580,820
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	10/13 at 100.00	A–	596,428
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/15 at 100.00	A–	1,105,159
	Jersey, Series 2002, 5.250%, 6/01/32
2,695	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	2,533,408
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
9,750	Total Long-Term Care			9,490,113
	Tax Obligation/General – 5.8% (4.0% of Total Investments)
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	582,753
	Series 2012, 3.250%, 1/01/30
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	4,715,380
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,017,411
	5.000%, 8/01/27
670	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	519,183
	3.000%, 1/15/33
1,400	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	1,598,716
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	2,254,664
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,605,892
	Bonds, Series 2011, 5.000%, 6/15/41
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,771,830
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,945,773
16,270	Total Tax Obligation/General			17,011,602
	Tax Obligation/Limited – 35.7% (24.4% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,089,317
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,321,451
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,369,695
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,126,285
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,653,864
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,591,902
470	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	367,714
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	12/13 at 100.00	N/R	1,459,450
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	6,220,467
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,050	5.000%, 6/15/19	No Opt. Call	BBB+	2,283,639
1,100	5.000%, 6/15/21	No Opt. Call	BBB+	1,199,495
4,550	5.000%, 6/15/25	6/22 at 100.00	BBB+	4,680,858
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA–	4,878,316
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,227,600
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	207,390
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	341,464
5,150	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/23 at 100.00	A+	5,409,869
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,989,150
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	3,978,300
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA–	2,095,940
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	861,824
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	1,193,229
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	2,101,552
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	4,731,120
	Appreciation Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	5,063,422
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	4,816,308
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	3,436,800
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	4,935,097
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	4,548,754
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	2,733,175
	5.000%, 12/15/26 – AMBAC Insured
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	4,600,651
	5.000%, 12/15/24
1,820	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	1,454,216
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	982,226
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,002,260
	2010C, 6.000%, 8/01/39
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,240,375
	2011A-1, 5.000%, 8/01/43
1,850	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	2,100,768
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145,
	18.084%, 3/01/34 (IF) (4)
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,673,480
	Lien Series 2010B, 5.250%, 10/01/29
134,175	Total Tax Obligation/Limited			103,967,423
	Transportation – 27.1% (18.6% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	2,342,430
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,110,640
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,207,140
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,555,140
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding
	Series 2012A:
1,115	5.000%, 7/01/24	7/22 at 100.00	A2	1,237,628
650	4.000%, 7/01/26	7/22 at 100.00	A2	655,577
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,024,760
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,381,708
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
540	5.000%, 1/01/25	No Opt. Call	BBB–	575,894
1,350	5.000%, 1/01/26	No Opt. Call	BBB–	1,418,229
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
240	5.000%, 9/01/28	9/22 at 100.00	A+	253,253
610	5.000%, 9/01/29	9/22 at 100.00	A+	638,999
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/13 at 100.00	N/R	2,999,790
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
650	5.125%, 9/15/23 (Alternative Minimum Tax)	9/13 at 100.00	B	621,511
1,125	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,060,684
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A	3,679,784
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
105	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	118,970
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,385,137
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,078,960
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,522,943
1,500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	1,607,520
	17.228%, 1/01/43 (IF) (4)
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	1,291,815
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	7,441,207
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,072,600
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	1,247,960
	Eighth Series 2008, Trust 2920, 17.992%, 8/15/32 – AGM Insured (IF)
4,600	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	3,820,622
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,047,780
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	6,760,611
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	12,370,776
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,
	Series 2012.:
2,000	5.000%, 11/01/20	No Opt. Call	A–	2,284,160
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,132,510
76,630	Total Transportation			78,946,738
	U.S. Guaranteed – 18.3% (12.5% of Total Investments) (6)
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA+ (6)	1,094,050
1,420	5.000%, 9/01/22 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA+ (6)	1,553,551
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (6)	1,173,581
2,525	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (6)	2,718,617
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,620,525
5,750	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	6,027,208
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (6)	2,158,503
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (6)	1,442,404
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	2,172,460
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	1,276,320
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	1,285,313
2,510	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	2,557,816
185	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	188,138
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+ (6)	639,683
	5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,247,676
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,957,650
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AA– (6)	1,494,665
	Series 2004A, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – FGIC Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+ (6)	2,514,575
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	(Pre-refunded 9/15/13)
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (6)	3,155,209
4,455	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (6)	4,872,255
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (6)	2,026,834
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (6)	4,223,373
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (6)	62,781
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	194,050
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (6)	62,781
1,555	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	1,653,121
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	A (6)	1,276,250
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3 (6)	1,754,675
	Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured
49,960	Total U.S. Guaranteed			53,404,064
	Utilities – 1.2% (0.8% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	383,427
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,091,106
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
1,000	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	No Opt. Call	Baa3	935,970
	Partners, LLC Project, Series 2012A, 4.750%, 6/15/32 (Alternative Minimum Tax)
3,450	Total Utilities			3,410,503
	Water and Sewer – 7.4% (5.1% of Total Investments)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,764,963
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,848,836
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,006,620
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
270	5.000%, 10/01/23	No Opt. Call	A	303,340
6,495	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	5,438,328
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	5/20 at 100.00	A1	3,166,800
	Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34
	(Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	11/20 at 100.00	A1	1,096,060
	Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29
	(Alternative Minimum Tax)
2,905	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	3,564,813
	Option Bond Trust 4729, 7.355%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,650	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,750,452
1,725	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,729,778
21,710	Total Water and Sewer			21,669,990
$ 453,063	Total Investments (cost $425,175,115) – 146.0%			425,652,342
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.5)% (7)			(144,300,000)
	Other Assets Less Liabilities – 3.5%			10,286,568
	Net Assets Applicable to Common Shares – 100%			$ 291,638,910

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$425,652,342	$ —	$425,652,342

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $424,683,726.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 14,703,100
Depreciation	(13,734,484)
Net unrealized appreciation (depreciation) of investments	$ 968,616

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013